Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	December 31
	2025	2024
Institutional receivables	$283	$253
Prepaid expenses	119	322
Others	34	29
	$436	$604